Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Discrete tax benefit	$ (353,000)	$ (12,000)	$ (5,011,000)	$ (797,000)	$ 941,000	$ (358,000)	$ 902,000
Unrecognized tax position	$ 0		0		$ 0	$ 0
HuffPost Acquisition
Discrete tax benefit			$ 4,300,000